Operating Segments - Summary of Information about Each Reportable Segment and Reconciliation (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Regional corporate costs	$ (426)	$ (346)
Net interest income (expenses)	(45)	(864)
Other income	3	10
Income tax expenses	(3)	(3)
Depreciation and amortization	(72)	(170)
Stock-based compensation expenses	(231)	(140)
Unrealized foreign exchange gain	4	4
Impairment loss on goodwill and non-financial assets	(3)	(1)
Fair value changes on investments	(133)	47
Restructuring costs	(1)
Legal, tax and regulatory settlement provisions	(6)	(25)
Consolidated profit or loss after tax	(1,007)	(1,467)
Reportable segments [member]
Disclosure of operating segments [line items]
Total reportable Segment	(94)	21
Reportable segments [member] | Deliveries [Member]
Disclosure of operating segments [line items]
Total reportable Segment	(90)	(24)
Reportable segments [member] | Mobility [Member]
Disclosure of operating segments [line items]
Total reportable Segment	207	205
Reportable segments [member] | Financial Services [Member]
Disclosure of operating segments [line items]
Total reportable Segment	(217)	(163)
Reportable segments [member] | Enterprise and new initiatives [Member]
Disclosure of operating segments [line items]
Total reportable Segment	$ 6	$ 3